Securities - Additional Information (Detail) $ in Thousands	Dec. 31, 2016 USD ($) Security	Dec. 31, 2015 USD ($)
Investments, Debt and Equity Securities [Abstract]
Carrying value of pledged securities | $	$ 139,179	$ 142,888
Number of securities in portfolio with unrealized losses | Security	67